INCOME TAXES - Summary of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income (Loss)	$ (130)	$ (2,474)	$ (864)
U.S.
Income Tax Disclosure [Line Items]
Income (Loss)	(357)	(1,081)	73
Non-U.S.
Income Tax Disclosure [Line Items]
Income (Loss)	$ 227	$ (1,393)	$ (937)